Investments - Narrative (Details)				3 Months Ended								10 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($) state	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) state		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor				$ 32,000,000				$ 13,000,000					$ 32,000,000		$ 13,000,000
Securities on deposit with regulatory authorities				90,000,000				116,000,000					90,000,000		116,000,000
Policy loans, fair value under fair value option				3,419,000,000				3,467,000,000					3,419,000,000		3,467,000,000
Policy loans not held as collateral for reinsurance				1,000,000,000.0				1,000,000,000.0					1,000,000,000.0		1,000,000,000.0
Aggregate fair value of securities sold at a loss													$ 5,359,000,000		$ 2,600,000,000		$ 7,608,000,000
Aggregate fair value of securities sold at a loss, percentage of book value													93.00%		95.00%		97.00%
Proceeds from sales of available-for-sale debt securities													$ 7,959,000,000		$ 9,600,000,000		$ 25,533,000,000
Unconsolidated VIEs, exposure to loss				3,098,000,000				3,347,000,000					3,098,000,000		3,347,000,000
Equity securities	[1]			359,000,000				257,000,000					359,000,000		257,000,000
Financing receivables	[1]			10,967,000,000				11,482,000,000					10,967,000,000		11,482,000,000
Financing receivables, accrued interest receivable				48,000,000				44,000,000					$ 48,000,000		44,000,000
Deferral of interest and principal payments, repayment period, COVID-19													1 year
Deferred interest and principal payments, COVID-19				10,000,000									$ 10,000,000
Recorded investment				15,000,000				6,000,000					15,000,000		6,000,000
Unpaid principal balance, no related allowance				16,000,000				7,000,000					16,000,000		7,000,000
Average recorded investment													18,000,000		2,000,000
Stressed loans				3,000,000				0					3,000,000		0
Mortgage loans in process of foreclosure				15,000,000				6,000,000					15,000,000		6,000,000
Other invested assets	[1]			2,817,000,000				2,620,000,000					2,817,000,000		2,620,000,000
Sale of limited partnership investments					$ 168,000,000	$ 236,000,000						$ 420,000,000
Securities loaned				$ 32,000,000				13,000,000					$ 32,000,000		13,000,000
Securities loaned, minimum percent of fair value required as collateral				102.00%									102.00%
Securities loaned, cash collateral				$ 33,000,000				14,000,000					$ 33,000,000		14,000,000
Repurchase agreements, weighted average interest rate		2.54%	0.07%
Repurchase agreement balance				1,012,000,000				1,572,000,000					1,012,000,000		1,572,000,000
Repurchase agreements, highest level of amount outstanding													1,012,000,000		2,349,000,000
Interest expense				18,000,000	$ 8,000,000	$ 6,000,000	$ 5,000,000	5,000,000	$ 4,000,000	$ 7,000,000	$ 6,000,000		37,000,000	[2]	22,000,000	[2]	44,000,000
Carrying Value
Summary of Investment Holdings [Line Items]
Equity securities				359,000,000				257,000,000					359,000,000		257,000,000
Unfunded partnership investment commitment
Summary of Investment Holdings [Line Items]
Unfunded commitments				1,398,000,000									$ 1,398,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19													6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19													14 months
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short term borrowings				311,000,000				1,548,000,000					$ 311,000,000		1,548,000,000
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables				$ 10,200,000,000				10,500,000,000					$ 10,200,000,000		10,500,000,000
Financing receivables, collateralized by properties, number of states | state				38									38
Financing receivables, accrued interest receivable				$ 39,000,000				32,000,000					$ 39,000,000		32,000,000
Mortgage loans in process of foreclosure				0				0					0		0
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables				$ 1,308,000,000				939,000,000					$ 1,308,000,000		939,000,000
Financing receivables, collateralized by properties, number of states | state				50									50
Financing receivables, accrued interest receivable				$ 9,000,000				13,000,000					$ 9,000,000		13,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities				121,000,000				139,000,000					121,000,000		139,000,000
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss				$ 57,000,000				$ 16,000,000					$ 57,000,000		$ 16,000,000
Corporate debt securities, financial services
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage				16.00%									16.00%
Corporate debt securities, healthcare
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage				10.00%									10.00%
Corporate debt securities, consumer goods
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage								15.00%							15.00%
Corporate debt securities, gross unrealized losses
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage								16.00%							16.00%
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)													$ (65,000,000)		$ 2,000,000		(2,000,000)
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets				$ 2,434,000,000				$ 2,252,000,000					2,434,000,000		2,252,000,000
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets				146,000,000				125,000,000					146,000,000		125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets				237,000,000				243,000,000					237,000,000		243,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets				$ 0				$ 1,000,000					0		1,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense													$ 8,000,000		$ 1,000,000		$ 1,000,000
Investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage				78.00%				76.00%					78.00%		76.00%
Below investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage				2.00%				2.00%					2.00%		2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage				20.00%				22.00%					20.00%		22.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage				21.00%				16.00%					21.00%		16.00%

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.